Leases - Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 402,308
3 Months or Less
Disclosure of maturity analysis of operating lease payments [line items]
Total	8,045
4 to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Total	35,501
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	141,265
Over 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 217,497